Risk Management Section - ING bank portfolio - Summary Forborne Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial assets provisions [line items]
Forborne assets	€ 11,819.0	€ 14,880.0
% of total portfolio	1.60%	2.10%
Wholesale Banking [member]
Financial assets provisions [line items]
Forborne assets	€ 6,162.0	€ 7,776.0
% of total portfolio	2.10%	2.70%
Retail Banking [Member]
Financial assets provisions [line items]
Forborne assets	€ 5,657.0	€ 7,104.0
% of total portfolio	1.30%	1.70%
Performing [member]
Financial assets provisions [line items]
Forborne assets	€ 5,849.0	€ 7,922.0
Performing [member] | Wholesale Banking [member]
Financial assets provisions [line items]
Forborne assets	2,776.0	3,978.0
Performing [member] | Retail Banking [Member]
Financial assets provisions [line items]
Forborne assets	3,074.0	3,944.0
Non-performing [member]
Financial assets provisions [line items]
Forborne assets	5,969.0	6,958.0
Non-performing [member] | Wholesale Banking [member]
Financial assets provisions [line items]
Forborne assets	3,386.0	3,799.0
Non-performing [member] | Retail Banking [Member]
Financial assets provisions [line items]
Forborne assets	€ 2,583.0	€ 3,159.0